FAIR VALUE MEASUREMENTS (Details) - Schedule of balck scholes option pricing model - $ / shares	Jun. 30, 2021	Jan. 15, 2021
FAIR VALUE MEASUREMENTS
Expected Volatility	24.00%	25.00%
Risk-free interest rate	0.05%	0.58%
Expected term (years)	5 years	5 years
Fair value per share of common stock (in Dollars per share)	$ 9.95	$ 9.51